Balance Sheets (Parenthetical) (USD $)	Sep. 30, 2011	Dec. 31, 2010	Dec. 31, 2009
Stockholders' Equity
Common Stock shares par value	$ 0.0001	$ 0.0001	$ 0.0001
Common Stock shares Authorized	125,000,000	125,000,000	125,000,000
Common Stock shares Issued	65,278,946	49,863,801	48,338,380
Common Stock shares Outstanding	65,278,946	49,863,801	48,338,380